Inventories (Schedule of Inventories) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of financial assets [line items]
Finished products | ₪		₪ 50,498		₪ 56,348
Inventory in transit | ₪		9,969		6,167
Less - Provision of slow-moving inventory | ₪		(939)		(3,001)
Total Inventories | ₪		₪ 59,528		₪ 59,514
US Dollars [Member]
Disclosure of financial assets [line items]
Finished products | $			$ 16,237
Inventory in transit | $			3,206
Less - Provision of slow-moving inventory | $			(302)
Total Inventories | $	[1]		$ 19,141

[1]	Convenience Translation into US Dollars.